Consolidated Statements of Comprehensive Income - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED NET INCOME	$ 16,638	$ 15,206	$ 2,124
Items that will not be reclassified subsequently to the income statement
Net actuarial (losses) from remeasurements of defined benefit pension plans	3	(4,019)	(748)
Income tax recognized directly in other comprehensive income	(1)	788	183
Items that will not be reclassified subsequently to profit or loss	2	(3,231)	(565)
Items that are or may be reclassified subsequently to the income statement
Effects from available-for-sale investments and derivative financial instruments designated as cash flow hedges	275	36	335
Currency translation of foreign subsidiaries	(9,519)	11,630	7,976
Income tax recognized directly in other comprehensive income	233	(696)	453
Items that are or may be reclassified subsequently to profit or loss	(9,011)	10,970	8,764
Total items of other comprehensive income, net	(9,009)	7,739	8,199
TOTAL COMPREHENSIVE INCOME	7,629	22,945	10,323
Non-controlling interest comprehensive income	1,928	5,164	3,221
CONTROLLING INTEREST COMPREHENSIVE INCOME	5,701	17,781	7,102
Discontinued Operations [member]
Items that are or may be reclassified subsequently to the income statement
CONTROLLING INTEREST COMPREHENSIVE INCOME	2,342	2,882	1,387
Continuing Operations [member]
Items that are or may be reclassified subsequently to the income statement
CONTROLLING INTEREST COMPREHENSIVE INCOME	$ 3,359	$ 14,899	$ 5,715